Income taxes (Tables)	12 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Provision of Income Tax

A reconciliation of the effective tax rate to the statutory rate is shown below:

	June 30, 2025	June 30, 2024

Loss before taxes	$(349,227)	$(9,521,488)

Expected income tax credit at statutory rate of 25% (2024: 25%)	$(87,307)	$(2,380,372)
Increase (decrease) in income taxes resulting from:
Change in fair value of warrants	(506,236)
Loss on extinguishment of warrants	71,337
Valuation allowance for deferred tax asset	388,969	-
IPO related expenses	150,000	12,622
Provision for bad debt	-	144,816
Realized gain in investments	(12,669)	-
Unrealized loss on investments	-	88,695
Debt discount	-	277,022
Non-taxable other income	(53,171)	(30,472)
-Non-tax deductible personnel expenses	42,578	29,544
Non-tax deductible consulting fees	154,777	1,367,032
Non-tax deductible general and administrative expenses	201,924	308,512
Other items, net	(16,705)	(26,742)
Income tax expense (credit)	$333,497	$(209,343)

Schedule of Components of Deferred Tax Assets

The tax effects temporary differences that gave rise to the deferred tax assets and liabilities are as follows:

	June 30, 2025	June 30, 2024
Deferred tax assets:
Accrued employee benefits	$41,582	$37,199
Unrealized foreign exchange (gain) loss	(1,264)	10,294
Depreciation	(5,031)	(6,783)
Operating right of use assets and lease liabilities	5,692	5,639
Accumulated tax loss	347,990	238,989
Provision for bad debt	-	56,784
Valuation allowance for deferred tax asset	(388,969)	-
Net deferred tax asset	$-	$342,122